Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property And Equipment Tables
Property and Equipment

Property and equipment consist of the following:

	December 31, 2013	December 31, 2012

Computer Equipment	$77,162	$65,047
Office Equipment	37,762	37,762
Less: Accumulated Depreciation	(95,726)	(86,932)
Net Property and Equipment	$19,198	$15,877